Share-Based Compensation (Details) - Schedule of the Fair Values of the Options Granted	6 Months Ended
Jun. 30, 2023 ¥ / shares shares
Schedule of the Fair Values of the Options Granted [Abstract]
Weighted average grant date fair value of option per share | ¥ / shares	¥ 4.52
Aggregate grant date fair value of options | shares	2,037 [1]

[1]	In connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB575,788 was replaced by RMB275,402. The aggregated grant date fair value of options granted in 2020 was RMB98,430.